Revenue recognition and operating segments - Analysis of revenue by type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 5,375	£ 3,714	£ 2,957
Recognised over time | Contract service revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	3,838	2,610	2,009
Recognised at a point in time | Job work
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,104	724	641
Recognised at a point in time | Sales of goods
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 433	£ 380	£ 307